ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Kelsey Barrett T +1 312 845 1254 kelsey.barrett@ropesgray.com

September 2, 2026

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	TCW ETF Trust (the “Trust”) (File Nos. 333-249926 and 811-23617)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Trust hereby certifies that the forms of prospectus and statement of additional information for TCW Securitized Income ETF, each dated August 28, 2026 that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A, which was filed by electronic transmission on August 28, 2026 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A.

If you have any questions concerning this filing, please call me at (312) 845-1254.

Sincerely,

/s/ Kelsey Barrett
Kelsey Barrett

cc:	Brian McCabe

Yana Guss

Peter Davidson